UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended March 31, 2009

MTB LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS

March 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—108.5%
AEROSPACE & DEFENSE—0.6%
United Technologies Corp.	400	$17,192

AIR FREIGHT & LOGISTICS—1.1%
FedEx Corp.	700	31,143

APPAREL—0.6%
NIKE, Inc., Class B	350	16,412

AUTO PARTS & EQUIPMENT—0.5%
BorgWarner, Inc.	750	15,225

BEVERAGES—4.5%
Coca-Cola Co./The	850	37,358
PepsiCo, Inc.	1,700	87,516

Total Beverages		124,874

BIOTECHNOLOGY—5.2%
Amgen, Inc. *	800	39,616
Celgene Corp. *	1,000	44,400
Gilead Sciences, Inc. *	1,300	60,216

Total Biotechnology		144,232

CHEMICALS—0.7%
Monsanto Co.	250	20,775

COAL—0.7%
Consol Energy, Inc.	800	20,192

COMMERCIAL SERVICES—1.8%
Mastercard, Inc., Class A	150	25,122
Ritchie Bros. Auctioneers, Inc.	1,300	24,167

Total Commercial Services		49,289

COMPUTERS—7.8%
Apple, Inc. *	350	36,792
Hewlett-Packard Co.	1,800	57,708
International Business Machines Corp.	600	58,133
Research In Motion Ltd. *	1,100	47,377
Western Digital Corp. *	900	17,406

Total Computers		217,416

COSMETICS/PERSONAL CARE—4.5%
Avon Products, Inc.	1,500	28,845
Colgate-Palmolive Co.	350	20,643
Procter & Gamble Co./The	1,600	75,344

Total Cosmetics/Personal Care		124,832

DIVERSIFIED FINANCIAL SERVICES—6.3%
BlackRock, Inc.	250	32,510
Goldman Sachs Group, Inc./The	700	74,214
IntercontinentalExchange, Inc. *	400	29,788
T Rowe Price Group, Inc.	1,400	40,404

Total Diversified Financial Services		176,916

ELECTRONICS—1.5%
Dolby Laboratories, Inc., Class A *	700	23,877
Flextronics International Ltd. *	6,700	19,363

Total Electronics		43,240

ENERGY-ALTERNATE SOURCES—0.8%
First Solar, Inc. *	175	23,223

ENGINEERING & CONSTRUCTION—0.7%
McDermott International, Inc. *	1,400	18,746

HEALTH CARE—PRODUCTS—4.3%
Intuitive Surgical, Inc. *	200	19,072
Johnson & Johnson	1,900	99,940

Total Health Care – Products		119,012

HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
St. Jude Medical, Inc. *	1,000	36,330

HEALTH CARE PROVIDERS & SERVICES—1.6%
Aetna, Inc.	800	19,464
UnitedHealth Group, Inc.	1,250	26,163

Total Health Care Providers & Services		45,627

HOME BUILDERS—0.9%
Toll Brothers, Inc. *	1,400	25,424

INSURANCE—3.0%
ACE Ltd.	1,000	40,400
MetLife, Inc.	1,900	43,263

Total Insurance		83,663

INTERNET—6.1%
Amazon.com, Inc.*	500	36,720
Google, Inc., Class A *	300	104,418
Yahoo!, Inc. *	2,400	30,744

Total Internet		171,882

IRON/STEEL—0.4%
Cliffs Natural Resources, Inc.	700	12,712

MACHINERY—1.3%
Cummins, Inc.	850	21,633
Terex Corp. *	1,700	15,725

Total Machinery		37,358

METALS & MINING—1.7%
Freeport-McMoRan Copper & Gold, Inc.	750	28,583
Precision Castparts Corp.	300	17,970

Total Metals & Mining		46,553

MISCELLANEOUS MANUFACTURING—1.1%
Harsco Corp.	1,400	31,038

OIL & GAS—15.8%
Apache Corp.	600	38,454
Chevron Corp.	1,300	87,412
Devon Energy Corp.	800	35,752
EOG Resources, Inc.	450	24,642
Exxon Mobil Corp.	3,100	211,109
Southwestern Energy Co. *	1,500	44,535

Total Oil & Gas		441,904

OIL & GAS SERVICES—4.3%
National Oilwell Varco, Inc. *	1,600	45,936
Schlumberger Ltd.	800	32,496
Transocean Ltd. *	250	14,710
Weatherford International Ltd. *	2,400	26,568

Total Oil & Gas Services		119,710

PHARMACEUTICALS—3.8%
Allergan, Inc.	1,300	62,088
Express Scripts, Inc. *	500	23,085
Forest Laboratories, Inc. *	900	19,764

Total Pharmaceuticals		104,937

RETAIL—7.5%
Burger King Holdings, Inc.	675	15,491
CVS Caremark Corp.	500	13,745
GameStop Corp., Class A *	1,000	28,020
Lowe’s Cos., Inc.	2,000	36,500

McDonald’s Corp.	250	13,643
Nordstrom, Inc.	2,100	35,175
Urban Outfitters, Inc. *	1,200	19,644
Wal-Mart Stores, Inc.	900	46,889

Total Retail		209,107

SEMICONDUCTORS—3.0%
Analog Devices, Inc.	1,300	25,051
Applied Materials, Inc.	2,400	25,800
Intel Corp.	2,100	31,605

Total Semiconductors		82,456

SOFTWARE—6.6%
Microsoft Corp.	5,200	95,524
Oracle Corp. *	3,200	57,824
VMware, Inc., Class A *	1,300	30,706

Total Software		184,054

TELECOMMUNICATIONS—6.9%
Cisco Systems, Inc. *	4,000	67,080
Corning, Inc.	2,400	31,848
QUALCOMM, Inc.	2,400	93,384

Total Telecommunications		192,312

TOBACCO—1.0%
Philip Morris International, Inc.	800	28,464

TOYS/GAMES/HOBBIES—0.6%
Marvel Entertainment, Inc. *	600	15,930

Total Common Stocks (Cost $3,651,539)		3,032,180

Total Investments—108.5% (Cost $3,651,539)		3,032,180

Other assets less liabilities—(8.5%)		(238,564)

Total Net Assets—100.0%		$2,793,616

The categories of investments are shown as a percentage of total net assets at March 31, 2009.

*	Non-income producing security.

Cost for federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $619,359. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $147,369 and net unrealized depreciation from investments for those securities having an excess of cost over value of $766,728.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS[3]
Level 1 - Quoted Prices	$3,032,180	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,032,180	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument

As of March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

March 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—99.5%
AEROSPACE & DEFENSE—6.0%
Lockheed Martin Corp.	1,600	$110,448
Raytheon Co.	2,800	109,032

Total Aerospace & Defense		219,480

BANKS—2.2%
Wells Fargo & Co.	5,708	81,282

BIOTECHNOLOGY—3.7%
Amgen, Inc. *	2,750	136,180

CHEMICALS—0.9%
Mosaic Co./The	800	33,584

DIVERSIFIED FINANCIAL SERVICES—3.1%
JPMorgan Chase & Co.	4,300	114,294

ELECTRIC UTILITIES—1.8%
NRG Energy, Inc. *	3,800	66,880

ELECTRONICS—2.1%
Agilent Technologies, Inc. *	5,085	78,156

FOOD—1.5%
Kraft Foods, Inc., Class A	2,432	54,209

HEALTH CARE PROVIDERS & SERVICES—1.3%
Aetna, Inc.	1,900	46,227

HOUSEHOLD PRODUCTS—2.5%
Kimberly-Clark Corp.	2,015	92,912

INSURANCE—9.8%
AON Corp.	2,600	106,132
Genworth Financial, Inc., Class A	11,900	22,610
Hartford Financial Services Group, Inc.	4,600	36,110
Loews Corp.	4,874	107,715
MetLife, Inc.	3,800	86,526

Total Insurance		359,093

IRON/STEEL—0.9%
United States Steel Corp.	1,500	31,695

MEDIA—5.8%
Comcast Corp., Special Class A	4,200	54,054
Viacom, Inc., Class B *	9,090	157,984

Total Media		212,038

METALS & MINING—8.9%
AngloGold Ashanti Ltd. ADR	4,634	170,346
Barrick Gold Corp.	4,800	155,616

Total Metals & Mining		325,962

MISCELLANEOUS MANUFACTURING—2.5%
Illinois Tool Works, Inc.	1,700	52,445
Ingersoll-Rand Co., Ltd., Class A	2,800	38,640

Total Miscellaneous Manufacturing		91,085

OFFICE/BUSINESS EQUIPMENT—3.5%
Pitney Bowes, Inc.	5,500	128,425

OIL & GAS—13.6%
Apache Corp.	2,300	147,407
EOG Resources, Inc.	1,000	54,760
Hess Corp.	1,300	70,460
Noble Energy, Inc.	3,200	172,416

Talisman Energy, Inc.	4,900	51,450

Total Oil & Gas		496,493

OIL & GAS SERVICES—1.2%
Halliburton Co.	2,800	43,316

PHARMACEUTICALS—4.8%
Merck & Co., Inc.	3,100	82,925
Sanofi-Aventis SA ADR	3,300	92,169

Total Pharmaceuticals		175,094

SOFTWARE—9.2%
CA, Inc.	11,900	209,559
Microsoft Corp.	7,000	128,590

Total Software		338,149

TELECOMMUNICATIONS—7.7%
AT&T, Inc.	3,100	78,120
Motorola, Inc.	29,500	124,785
Verizon Communications, Inc.	2,640	79,728

Total Telecommunications		282,633

TOBACCO—4.3%
Lorillard, Inc.	1,138	70,260
Philip Morris International, Inc.	2,420	86,104

Total Tobacco		156,364

TRANSPORTATION—2.2%
Union Pacific Corp.	2,000	82,220

Total Common Stocks (Cost $5,241,036)		3,645,771

Total Investments—99.5% (Cost $5,241,036)		3,645,771

Other assets less liabilities—0.5%		18,988

Total Net Assets—100.0%		$3,664,759

The categories of investments are shown as a percentage of total net assets at March 31, 2009.

*  Non-income producing security.

ADR—American Depositary Receipt

Cost for federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $1,595,265. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $230,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,825,795.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS[3]
Level 1 - Quoted Prices	$3,645,771	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,645,771	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument

As of March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND CONSERVATIVE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MONEY MARKET FUND—100.5%
MTB Prime Money Market Fund, Corporate Shares, 0.14% (1)(2)	944,922	$944,922

Total Investments—100.5% (Cost $944,922)		944,922

Other assets less liabilities—(0.5%)		(4,274)

Total Net Assets—100.0%		$940,648

The categories of investments are shown as a percentage of total net assets at March 31, 2009.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

The cost of investments for federal tax purpose is $944,922. The net unrealized appreciation/depreciation of investments was $0.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS[3]
Level 1 - Quoted Prices	$944,922	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$944,922	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument

As of March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—93.8% (1)
EQUITY FUNDS—67.9%
MTB International Equity Fund, Institutional I Shares	1,022,920	$5,656,747
MTB Large Cap Growth Fund, Institutional I Shares	1,287,605	6,785,679
MTB Large Cap Value Fund, Institutional I Shares	259,965	1,681,976
MTB Mid Cap Growth Fund, Institutional I Shares	130,550	979,126
MTB Small Cap Growth Fund, Institutional I Shares	82,276	734,722

Total Equity Funds		15,838,250

FIXED INCOME FUNDS—25.9%
MTB Intermediate-Term Bond Fund, Institutional I Shares	258,083	2,549,856
MTB Short Duration Government Bond Fund, Institutional I Shares	117,906	1,166,089
MTB Short-Term Corporate Bond Fund, Institutional I Shares	214,183	2,098,998
MTB U.S. Government Bond Fund, Institutional I Shares	24,069	230,818

Total Fixed Income Funds		6,045,761

Total Mutual Funds (Cost $30,384,956)		21,884,011

MONEY MARKET FUND—6.2%
MTB Prime Money Market Fund, Corporate Shares, 0.14% (1)(2) (Cost $1,448,808)	1,448,808	1,448,808

Total Investments—100.0% (Cost $31,833,764)		23,332,819

Other assets less liabilities—0.0%		3,208

Total Net Assets—100.0%		$23,336,027

The categories of investments are shown as a percentage of total net assets at March 31, 2009.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

Cost for federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $8,500,945. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $44,969 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,545,914.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS[3]
Level 1 - Quoted Prices	$23,332,819	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$23,332,819	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument

As of March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND AGGRESSIVE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2009 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
MONEY MARKET FUND—101.1%
MTB Prime Money Market Fund, Corporate Shares, 0.14% (1)(2)	457,550	$457,550

Total Investments—101.1% (Cost $457,550)		457,550

Other assets less liabilities—(1.1%)		(4,844)

Total Net Assets—100.0%		$452,706

The categories of investments are shown as a percentage of total net assets at March 31, 2009.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

The cost of investments for federal tax purpose is to $457,550. The net unrealized appreciation/depreciation of investments was $0.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS[3]
Level 1 - Quoted Prices	$457,550	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$457,550	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument

As of March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NOTE 1—Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. With respect to Large Cap Growth Fund II and Large Cap Value Fund II, in order to comply with an SEC exemptive order which permits these Funds to invest in affiliated money market funds, the Advisor reimburse Large Cap Growth Fund II and Large Cap Value Fund II a portion of the advisory fees paid by the affiliated Fund(s) listed beneath its name below. Transactions with affiliated companies during the three months ended March 31, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value at 3/31/2009	Dividend Income
Large Cap Growth Fund II:
MTB Prime Money Market Fund	19,890	166,296	186,186	—	$—	$16

Large Cap Value Fund II:
MTB Prime Money Market Fund	236,752	578,752	815,504	—	—	153

Managed Allocation Fund Conservative Growth II:
MTB International Equity Fund	27,857	3,142	30,999	—	—	—
MTB Large Cap Growth Fund	24,006	1,019	25,025	—	—	—
MTB Large Cap Stock Fund	11,232	818	12,050	—	—	89
MTB Large Cap Value Fund	9,142	549	9,691	—	—	93
MTB Mid Cap Growth Fund	2,970	81	3,051	—	—	—
MTB Mid Cap Stock Fund	2,231	96	2,327	—	—	28
MTB Small Cap Growth Fund	1,799	32	1,831	—	—	—
MTB Small Cap Stock Fund	3,389	232	3,621	—	—	17
MTB Intermediate-Term Bond Fund	8,730	199	8,929	—	—	931
MTB Short Duration Government Bond Fund	16,434	345	16,779	—	—	1,318
MTB Short-Term Corporate Bond Fund	16,671	226	16,897	—	—	1,268
MTB U.S. Government Bond Fund	7,756	301	8,057	—	—	626
MTB Prime Money Market Fund	106,872	1,026,126	188,076	944,922	944,922	190

Total	239,089	1,033,166	327,333	944,922	944,922	4,560

Managed Allocation Fund Moderate Growth II:
MTB International Equity Fund	1,104,231	43,876	125,187	1,022,920	5,656,747	—
MTB Large Cap Growth Fund	739,217	644,106	95,718	1,287,605	6,785,679	—
MTB Large Cap Stock Fund	830,504	3,744	834,248	—	—	15,950
MTB Large Cap Value Fund	281,810	7,233	29,078	259,965	1,681,976	6,740
MTB Mid Cap Growth Fund	117,646	32,895	19,991	130,550	979,126	—
MTB Mid Cap Stock Fund	39,283	174	39,457	—	—	1,178
MTB Small Cap Growth Fund	63,282	27,665	8,671	82,276	734,722	—
MTB Small Cap Stock Fund	89,509	3,006	92,515	—	—	1,010
MTB Intermediate-Term Bond Fund	316,915	4,350	63,182	258,083	2,549,856	32,740
MTB Short Duration Government Bond Fund	144,627	1,957	28,678	117,906	1,166,089	10,886
MTB Short-Term Corporate Bond Fund	264,082	3,027	52,926	214,183	2,098,998	19,203
MTB U.S. Government Bond Fund	29,252	340	5,523	24,069	230,818	2,289
MTB Prime Money Market Fund	2,233,752	3,429,181	4,214,125	1,448,808	1,448,808	1,294

Total	6,254,110	4,201,554	5,609,299	4,846,365	23,332,819	91,290

Managed Allocation Fund Aggressive Growth II:
MTB International Equity Fund	32,340	423	32,763	—	—	—
MTB Large Cap Growth Fund	29,693	—	29,693	—	—	—
MTB Large Cap Stock Fund	27,800	—	27,800	—	—	192
MTB Large Cap Value Fund	11,319	—	11,319	—	—	99
MTB Mid Cap Growth Fund	2,756	—	2,756	—	—	—
MTB Mid Cap Stock Fund	1,841	—	1,841	—	—	20
MTB Small Cap Growth Fund	2,224	—	2,224	—	—	—
MTB Small Cap Stock Fund	4,194	—	4,194	—	—	18
MTB Short Duration Government Bond Fund	1,356	12	1,368	—	—	103
MTB Prime Money Market Fund	13,250	583,453	139,153	457,550	457,550	78

Total	126,773	583,888	253,111	457,550	$457,550	$510

NOTE 2—Subsequent Event

On April 24, 2009 the following Funds were liquidated:

MTB Large Cap Growth Fund II

MTB Large Cap Value Fund II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Aggressive Growth II

On the liquidation date, each Fund liquidated a distribution to its remaining shareholders equal to each shareholder’s proportionate share of the net assets of the Fund, in complete redemption and cancellation of each Fund’s shares held by each shareholder.

NOTE 3—Investment Valuation

Market values of the Funds’ portfolio securities are determined as follows:

•      for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

• in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•      futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

• for investments in other open-ended regulated investment companies, based on net asset value (“NAV”);

•      for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

• for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy Principal Executive Officer

Date: May 11, 2009

By:	/s/ Guy Nordahl
Guy Nordahl Principal Financial Officer

Date: May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy Principal Executive Officer

Date: May 11, 2009

By:	/s/ Guy Nordahl
Guy Nordahl Principal Financial Officer

Date: May 11, 2009